	Shares	Value
Common stocks: 94.80%
Argentina: 0.01%
Telecom Argentina SA ADR (Communication services, Diversified telecommunication services)	1,853	$ 10,636
Brazil: 2.76%
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	3,400	14,294
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	175,500	588,626
Banco BTG Pactual SA (Financials, Diversified financial services)	23,900	563,783
Banco do Brasil SA (Financials, Banks)	33,700	216,877
Banco Santander Brasil SA (Financials, Banks)	34,500	270,085
BB Seguridade Participacoes SA (Financials, Insurance)	79,900	358,590
BRF SA (Consumer staples, Food products) †	30,100	148,718
Cia Siderurgica Nacional SA (Materials, Metals & mining)	55,500	475,377
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water utilities)	7,341	56,286
CPFL Energia SA (Utilities, Electric utilities)	10,600	59,003
JBS SA (Consumer staples, Food products)	35,000	202,276
Localiza Rent A Car SA (Industrials, Road & rail)	30,260	359,634
Lojas Renner SA (Consumer discretionary, Multiline retail)	7,600	69,165
Magazine Luiza SA (Consumer discretionary, Multiline retail)	22,100	85,869
Petrobras Distribuidora SA (Consumer discretionary, Specialty retail)	61,800	303,207
Sul America SA Ctf de Deposito de Acoes (Financials, Insurance)	34,142	227,976
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	12,655	107,132
TIM SA (Communication services, Wireless telecommunication services)	7,500	17,398
Totvs SA (Information technology, Software)	54,500	350,840
Ultrapar Participacoes SA (Energy, Oil, gas & consumable fuels)	61,496	224,900
WEG SA (Industrials, Electrical equipment)	43,866	289,539
		4,989,575
Chile: 0.39%
Banco de Chile (Financials, Banks)	634,933	63,537
Cencosud SA (Consumer staples, Food & staples retailing)	166,049	323,160
Colbun SA (Utilities, Independent power & renewable electricity producers)	893,167	123,576
Compania Cervecerias Unidas SA (Consumer staples, Beverages)	4,212	37,788
Empresas Copec SA (Energy, Oil, gas & consumable fuels)	6,299	62,686
Enel Americas SA (Utilities, Electric utilities)	569,393	77,334
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	2,551	11,158
		699,239
China: 33.71%
3SBio Incorporated (Health care, Biotechnology) 144A†	27,000	30,963
Agile Property Holdings Limited (Real estate, Real estate management & development)	214,000	302,212
Aier Eye Hospital Group Company Limited Class A (Health care, Health care providers & services)	5,000	65,892
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  1

	Shares	Value
China: (continued)
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	37,364	$ 7,990,679
Alibaba Health Information Technology Limited (Health care, Health care technology) †	56,000	138,685
Aluminum Corporation of China Limited Class H (Materials, Metals & mining) †	459,334	271,070
Angel Yeast Company Limited Class A (Consumer staples, Food products)	100	1,024
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	27,500	170,083
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	8,913	120,357
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	14,000	282,313
Autohome Incorporated ADR (Communication services, Interactive media & services)	1,399	107,821
Avic Aviation High Technology Company Limited (Industrials, Aerospace & defense)	43,500	206,713
Baidu Incorporated ADR (Communication services, Interactive media & services) †	6,139	1,204,902
Bank of Beijing Company Limited (Financials, Banks)	28,200	21,796
Bank of Chengdu Company Limited Class A (Financials, Banks)	33,100	68,845
Bank of China Limited Class H (Financials, Banks)	1,861,000	704,988
Bank of Communications Company Limited Class H (Financials, Banks)	296,000	199,853
Bank of Hangzhou Company Limited Class A (Financials, Banks)	18,100	47,115
Beijing Kunlun Tech Company Limited Class A (Communication services, Interactive media & services)	2,100	6,153
BGI Genomics Company Limited (Health care, Biotechnology)	11,400	222,298
Bilibili Incorporated ADR (Communication services, Entertainment) †	1,740	186,493
BYD Company Limited Class H (Consumer discretionary, Automobiles)	16,500	377,798
By-Health Company Limited (Health care, Biotechnology)	3,700	21,465
C&S Paper Company Limited Class A (Consumer staples, Household products)	6,700	35,322
China Aoyuan Group Limited (Real estate, Real estate management & development)	26,000	30,520
China Bohai Bank Company Limited H Shares (Financials, Banks)	82,000	34,656
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	188,000	40,212
China CITIC Bank H Shares (Financials, Banks)	553,000	302,120
China Construction Bank (Financials, Banks)	94,400	104,103
China Construction Bank Class H (Financials, Banks)	1,508,000	1,243,567
China East Education Holdings Limited (Consumer discretionary, Diversified consumer services)	37,500	81,273
China Education Group Holdings Limited (Consumer discretionary, Diversified consumer services)	22,000	55,561
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	616,500	389,240
China Gas Holdings Limited (Utilities, Gas utilities)	6,600	25,087
China Hongqiao Group Limited (Materials, Metals & mining)	239,500	386,982
See accompanying notes to portfolio of investments

2  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
China: (continued)
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	76,000	$ 223,273
China Life Insurance Company Limited Class H (Financials, Insurance)	209,000	442,727
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	246,000	353,742
China Medical System Holding Limited (Health care, Pharmaceuticals)	155,000	386,656
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	24,000	127,872
China Merchants Bank Company Limited Class A (Financials, Banks)	33,200	305,104
China Merchants Bank Company Limited Class H (Financials, Banks)	126,500	1,168,685
China Molybdenum Company Limited Class H (Materials, Metals & mining)	333,000	223,118
China National Building Material Company Limited Class H (Materials, Construction materials)	230,000	304,655
China National Medicines Corporation Limited Class A (Health care, Health care equipment & supplies)	12,100	68,030
China Pacific Insurance H Shares (Financials, Insurance)	52,800	200,358
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	974,000	528,359
China Resources Cement Holdings Limited (Materials, Construction materials)	52,000	55,143
China Resources Land Limited (Real estate, Real estate management & development)	66,000	311,678
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	193,000	426,242
China Southern Airlines Company H Shares (Industrials, Airlines) †	144,000	102,421
China Tourism Group (Consumer discretionary, Hotels, restaurants & leisure)	300	16,226
China Vanke Company Limited H Shares (Real estate, Real estate management & development)	6,700	23,093
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	9,012	27,847
China Yuhua Education Corporation Limited (Consumer discretionary, Diversified consumer services) 144A	122,000	122,457
Chongqing Brewery Company Limited Class A (Consumer staples, Beverages)	10,140	275,733
Chongqing Rural Commercial Bank H Shares (Financials, Banks)	51,000	23,526
Chongqing Zhifei Biological Products Company Limited (Health care, Biotechnology)	1,300	38,383
CIFI Holdings Group Company Limited (Real estate, Real estate management & development)	170,000	148,295
COSCO Shipping Holdings Company Limited Class H (Industrials, Marine) †	249,750	521,968
Country Garden Holdings Company Limited (Real estate, Real estate management & development)	164,000	208,991
Country Garden Services Holdings Company Limited (Industrials, Commercial services & supplies)	17,666	179,257
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	79,040	269,812
Daqin Railway Company Limited Class A (Industrials, Transportation infrastructure)	188,200	204,883
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  3

	Shares	Value
China: (continued)
DAQO New Energy Corporation ADR (Information technology, Semiconductors & semiconductor equipment) †	1,951	$ 145,115
Dashenlin Pharmaceutical Company (Health care, Pharmaceuticals)	3,600	41,974
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	92,000	87,485
DouYu International Holding ADR (Communication services, Entertainment) †	2,002	15,816
Ecovacs Robotics Company Limited (Consumer discretionary, Household durables) †	5,400	150,072
ENN Energy Holdings Limited (Utilities, Gas utilities)	20,200	371,158
Focus Media Information Technology Company (Communication services, Interactive media & services)	158,200	258,709
Founder Securities Company Limited (Financials, Diversified financial services) †	30,200	48,912
Fujian Sunner Development Company (Industrials, Food products)	12,200	48,047
Fuyao Glass Industry Group Company Limited H Shares (Industrials, Specialty retail)	24,800	155,941
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	83,000	210,257
GF Securities Company Limited Class A (Financials, Capital markets)	32,200	81,743
GF Securities Company Limited Class H (Financials, Capital markets)	202,600	292,378
Giant Network Group Company Limited Class A (Information technology, Software)	49,800	108,273
Great Wall Motor Company Limited Class H (Consumer discretionary, Automobiles)	89,500	248,518
Greentown China Holdings Limited (Real estate, Real estate management & development)	18,500	21,168
Guangdong Haid Group Company Limited Class A (Consumer staples, Food products)	4,500	56,150
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	2,400	2,078
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health care, Health care providers & services)	1,600	36,636
Guangzhou R&F Properties Company Limited Class H (Real estate, Real estate management & development)	36,800	49,693
Guangzhou Tinci Materials Technology Company Limited (Materials, Chemicals)	15,980	219,302
HaiDiLao International Holding Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	9,000	50,909
Haier Smart Home Company Limited Class A (Consumer discretionary, Household durables)	4,600	22,170
Hangzhou First Applied Material Company Limited (Industrials, Building products)	2,160	26,803
Hangzhou Tigermed Consulting Company Limited (Health care, Health care providers & services)	300	5,976
Hengan International Group Company Limited (Consumer staples, Personal products)	14,000	94,435
Hongfa Technology Company Limited Class A (Industrials, Machinery)	13,900	119,878
Hopson Development Holdings Limited (Real estate, Real estate management & development)	72,000	349,289
Huadong Medicine Company Limited (Health care, Pharmaceuticals)	31,100	249,408
See accompanying notes to portfolio of investments

4  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
China: (continued)
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers)	601,334	$ 213,852
Humanwell Healthcare Group Company Limited (Health care, Pharmaceuticals)	23,400	102,412
Huya Incorporated ADR (Communication services, Entertainment) †	1,634	25,000
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,306,000	858,225
Industrial Bank Company Limited (Financials, Banks)	47,400	173,272
Industrial Securities Company (Industrials, Professional services)	16,900	29,336
IQIYI Incorporated ADR (Communication services, Entertainment) †	4,151	59,193
Jason Furniture Hangzhou Company (Consumer discretionary, Household durables)	2,100	26,510
JCET Group Company Limited (Information technology, Semiconductors & semiconductor equipment) †	6,700	36,049
JD.com Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	18,016	1,332,103
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	170,000	204,590
Jiangsu Yanghe Brewery Joint-Stock Company Limited (Industrials, Beverages)	2,500	85,662
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	138,000	322,911
Jinyu Bio-Technology Company Limited Class A (Health care, Biotechnology)	19,800	63,017
Jiumaojiu International Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A†	27,000	106,109
JOYY Incorporated ADR (Communication services, Interactive media & services)	911	70,101
Kaisa Group Holdings Limited (Real estate, Real estate management & development)	84,571	38,794
Kingdee International Software Group Company Limited (Information technology, Software)	8,000	30,460
Kingfa Sci & Tech Company Limited (Materials, Chemicals)	28,100	98,218
Kingsoft Corporation Limited (Information technology, Software)	7,000	47,263
Kunlun Energy Company Limited (Utilities, Gas utilities)	82,000	93,085
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	1,800	630,567
LBX Pharmacy Chain JSC Class A (Consumer staples, Food & staples retailing)	3,460	30,329
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	276,000	332,513
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	16,500	151,799
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	48,000	76,940
Longfor Properties Company Limited (Real estate, Real estate management & development)	20,500	120,054
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	3,400	51,942
Luzhou Laojio Company Limited (Materials, Construction materials)	2,800	120,736
Maccura Biotech Company Limited (Health care, Biotechnology)	3,100	22,104
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  5

	Shares	Value
China: (continued)
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	76,500	$ 2,614,104
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	7,101	92,063
Minth Group Limited (Consumer discretionary, Auto components)	10,000	42,328
NetEase Incorporated ADR (Communication services, Entertainment)	7,965	939,312
New Oriental Education & Technology Group Incorporated ADR (Consumer discretionary, Diversified consumer services) †	25,754	263,463
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	187,000	295,406
NIO Incorporated ADR Class A (Consumer discretionary, Automobiles) †	21,929	846,898
Noah Holdings Limited ADR (Financials, Capital markets) †	2,978	135,737
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	1,400	32,332
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	945,000	350,681
PetroChina Company Limited H Shares (Energy, Oil, gas & consumable fuels)	862,000	352,091
Pharmaron Beijing Company Limited H Shares (Health care, Life sciences tools & services) 144A	5,800	136,538
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	124,000	120,950
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	5,790	723,055
Ping An Bank Company Limited (Financials, Banks)	14,400	55,422
Ping An Insurance Group Company Class H (Financials, Insurance)	110,500	1,208,098
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	391,000	280,621
Proya Cosmetics Company Limited (Consumer discretionary, Specialty retail)	1,500	39,462
Qianhe Condiment and Food Company Limited (Consumer discretionary, Specialty retail)	13,400	66,330
S.F. Holding Company Limited Class A (Industrials, Air freight & logistics)	12,000	131,674
Sany Heavy Industry Company Limited (Industrials, Machinery)	14,200	68,037
Seazen Group Limited (Real estate, Real estate management & development)	144,000	163,280
Shaanxi Coal Industry Company Limited (Materials, Chemicals)	10,000	18,584
Shandong Buchang Pharmaceuticals Company Limited Class A (Health care, Biotechnology)	9,500	34,235
Shandong Hualu-Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	61,889	275,723
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	6,667	13,865
Shanghai Bairun Investment Holding Group Company Limited Class A (Consumer staples, Beverages)	1,900	38,151
Shanghai Baosight Software Company Limited Class A (Information technology, IT services)	3,700	38,327
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health care, Pharmaceuticals)	18,000	148,552
See accompanying notes to portfolio of investments

6  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
China: (continued)
Shanghai Jahwa United Company (Consumer staples, Personal products)	9,200	$ 82,524
Shanghai Jin Jiang International Hotels Company Limited Class A (Consumer discretionary, Hotels, restaurants & leisure)	21,800	215,134
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	342,454	297,250
Shanghai M&G Stationery Incorporated (Consumer discretionary, Specialty retail)	5,800	77,446
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	47,934	104,751
Shanxi Coking Coal Energy Group Company Limited (Energy, Oil, gas & consumable fuels)	52,400	55,070
Shanxi Taigang Stainless Steel Company Limited (Materials, Metals & mining)	53,200	55,660
Shanxi Xinghuacun Fen Wine Factory Company Limited Class A (Consumer staples, Beverages)	400	28,427
Shenzhen International Holdings Limited H Shares (Industrials, Transportation infrastructure)	18,000	27,414
Shenzhen Salubris Pharmaceuticals Company Limited (Health care, Pharmaceuticals)	20,900	114,322
Sinopharm Group Company Limited H Shares (Health care, Health care providers & services)	122,000	407,144
Sinotrans Limited Class A (Industrials, Air freight & logistics)	334,300	244,199
Songcheng Performance Development Company Limited (Industrials, Professional services)	11,700	32,845
Sunac China Holdings Limited (Real estate, Real estate management & development)	33,000	121,397
Sungrow Power Supply Company Limited (Energy, Energy equipment & services)	14,500	206,326
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	10,800	274,839
TAL Education Group ADR (Consumer discretionary, Diversified consumer services) †	3,025	120,909
Tencent Holdings Limited (Communication services, Interactive media & services)	121,200	9,393,472
Tencent Music Entertainment ADR (Communication services, Entertainment) †	10,578	166,498
Thunder Software Technology Company Limited Class A (Industrials, Commercial services & supplies)	1,300	29,632
Tingyi Holding Corporation (Consumer staples, Food products)	90,000	171,166
Tongcheng-Elong Holdings Limited (Communication services, Interactive media & services) †	17,200	46,209
Tonghua Dongbao Pharmaceuticl Company (Health care, Pharmaceuticals)	39,500	77,936
Tongkun Group Company Limited (Consumer discretionary, Specialty retail)	22,200	74,213
Tongwei Company Limited (Industrials, Food products)	23,200	139,841
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	80,000	123,903
TravelSky Technology Limited Class H (Information technology, IT services)	20,000	43,191
Trip.com Group Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	2,912	121,867
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  7

	Shares	Value
China: (continued)
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	14,000	$ 148,643
Uni-President China Holdings Limited (Consumer staples, Food products)	134,000	146,416
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	8,899	205,834
Wangfujing Group Company Limited (Consumer discretionary, Multiline retail)	12,000	58,627
Wanhua Chemical Group Company Limited Class A (Materials, Chemicals)	5,700	97,870
Want Want China Holdings Limited (Consumer staples, Food products)	267,000	198,163
Weichai Power Company Limited Class H (Industrials, Machinery)	103,000	238,890
Western Securities Company Limited (Industrials, Professional services)	26,400	36,910
Wuchan Zhongda Group Company Limited (Materials, Metals & mining)	24,100	25,252
Wuliangye Yibin Company Limited Class A (Consumer staples, Beverages)	6,100	303,673
WuXi AppTec Company Limited (Health care, Life sciences tools & services) 144A	8,736	180,891
Wuxi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services) 144A†	55,500	823,107
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	222,000	818,101
Xinjiang Goldwind Science & Technology Company Limited (Industrials, Electrical equipment)	15,600	26,051
Xinyi Solar Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	170,333	302,438
Yadea Group Holdings Limited (Consumer discretionary, Automobiles) 144A	64,000	139,695
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	352,000	448,567
Yealink Network Technology (Information technology, Communications equipment)	4,600	57,304
Yihai International Holding (Consumer staples, Food products)	1,500	11,848
Yihai Kerry Arawana Holdings Company Limited (Industrials, Food products)	5,500	78,789
Youngor Group Company Limited (Consumer discretionary, Specialty retail)	70,100	82,261
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	8,561	579,066
Zhangzhou Pientzehuang Pharmaceutical Company (Health care, Pharmaceuticals)	1,500	88,906
Zhejiang Expressway Company Limited Class H (Industrials, Transportation infrastructure)	402,000	355,335
Zhejiang Longsheng Group (Materials, Chemicals)	6,200	13,928
Zhejiang NHU Company Limited (Health care, Biotechnology)	4,680	23,680
Zhejiang Semir Garment Company (Consumer discretionary, Specialty retail)	32,800	61,677
Zhejiang Weixing New Building Materials Company Limited (Materials, Construction materials)	8,400	31,063
Zhongsheng Group Holdings Limited (Consumer discretionary, Specialty retail)	38,500	320,217
See accompanying notes to portfolio of investments

8  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
China: (continued)
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical equipment)	11,600	$ 55,901
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	272,000	421,271
Zoomlion Heavy Industry H Shares (Industrials, Machinery)	123,000	152,940
Zoomlion Heavy Industry Science and Technology Company Limited (Industrials, Machinery)	41,200	70,741
ZTE Corporation Class H (Information technology, Communications equipment)	60,200	162,506
		61,033,599
Colombia: 0.12%
Bancolombia SA (Financials, Banks)	6,445	47,451
Grupo de Inversiones Suramericana SA (Industrials, Professional services)	14,435	79,221
Interconexion Electrica SA (Industrials, Electric utilities)	17,836	99,329
		226,001
Cyprus: 0.11%
TCS Group Holding plc (Financials, Banks)	2,546	191,399
Czech Republic: 0.10%
CEZ AS (Utilities, Electric utilities)	460	13,747
Komercni Banka AS (Financials, Banks) †	3,177	117,010
Moneta Money Bank (Financials, Banks) 144A†	14,574	54,514
		185,271
Egypt: 0.01%
Commercial International Bank ADR (Financials, Banks) †	5,050	17,700
Greece: 0.25%
FF Group (Consumer discretionary, Specialty retail) ♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	14,122	252,203
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	12,869	202,441
		454,644
Hong Kong: 3.59%
Beijing Enterprises Holdings Limited (Utilities, Gas utilities)	4,500	15,713
Beijing Enterprises Water Group Limited (Utilities, Water utilities)	106,000	42,340
Brilliance China Automotive Holdings Limited (Consumer discretionary, Automobiles) ♦	100,000	94,061
BYD Electronic International Company Limited (Information technology, Communications equipment)	62,500	397,425
China Everbright International Limited (Industrials, Commercial services & supplies)	197,000	117,526
China Everbright Limited (Financials, Capital markets)	80,000	100,813
China Mengniu Dairy Company Limited (Consumer staples, Food products)	57,334	339,088
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	154,000	254,388
China Overseas Land & Investment Limited (Real estate, Real estate management & development)	16,500	39,970
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  9

	Shares	Value
Hong Kong: (continued)
China Power International Development Limited (Utilities, Independent power & renewable electricity producers)	94,000	$ 23,618
China Resources Beer Holdings Company Limited (Consumer staples, Beverages)	8,000	70,920
China Resources Pharmaceutical Group Limited (Health care, Pharmaceuticals)	334,000	237,560
China Resources Power Holdings Company (Utilities, Independent power & renewable electricity producers)	138,000	178,170
China Taiping Insurance Holdings Company Limited (Financials, Insurance)	39,800	74,257
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	450,000	289,335
COSCO Shipping Ports Limited (Industrials, Transportation infrastructure)	650,000	528,483
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	116,000	174,279
Far East Horizon Limited (Financials, Diversified financial services)	223,000	244,237
Fosun International (Industrials, Industrial conglomerates)	199,500	321,836
Guangdong Investment Limited (Utilities, Water utilities)	12,000	17,874
Haitian International Holdings Limited (Industrials, Machinery)	38,000	137,342
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	123,500	682,672
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	286,500	620,186
KWG Property Holding Limited (Real estate, Real estate management & development)	31,000	47,214
Lee & Man Paper Manufacturing Limited (Materials, Paper & forest products)	125,000	113,389
Shenzhen Investment Limited (Real estate, Real estate management & development)	590,666	211,580
Shenzhou International Group Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	12,500	330,503
Sinotruk Hong Kong Limited (Industrials, Machinery)	73,000	175,330
Vinda International Holdings Limited (Consumer staples, Household products)	45,000	141,768
Wharf Holdings Limited (Real estate, Real estate management & development)	25,000	86,169
Yuexiu Property Company Limited (Real estate, Real estate management & development)	1,572,000	388,903
		6,496,949
Hungary: 0.45%
MOL Hungarian Oil & Gas plc (Energy, Oil, gas & consumable fuels) †	7,236	58,129
OTP Bank plc (Financials, Banks) †	6,965	382,691
Richter Gedeon (Health care, Pharmaceuticals)	13,688	382,274
		823,094
India: 10.01%
ACC Limited (Materials, Construction materials)	6,175	169,240
Adani Ports & Special Economic Zone Limited (Industrials, Transportation infrastructure) †	15,427	165,285
Ambuja Cements Limited (Materials, Construction materials)	29,619	133,146
See accompanying notes to portfolio of investments

10  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
India: (continued)
Apollo Hospitals Enterprise Limited (Health care, Health care providers & services)	3,366	$ 146,333
Asian Paints Limited (Materials, Chemicals)	1,213	49,240
Aurobindo Pharma Limited (Health care, Pharmaceuticals)	25,035	353,256
Axis Bank Limited (Financials, Banks) †	55,083	562,559
Bajaj Auto Limited (Consumer discretionary, Automobiles) †	3,289	190,664
Bajaj Finance Limited (Financials, Consumer finance) †	1,307	101,229
Balkrishna Industries Limited (Consumer discretionary, Auto components)	1,312	39,678
Bandhan Bank Limited (Financials, Banks) 144A†	5,005	20,969
Bharat Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	24,306	158,198
Britannia Industries Limited (Consumer staples, Food products)	1,033	48,817
Britannia Industries Limited (Consumer staples, Food products)	29,957	414
Cipla India Limited (Health care, Pharmaceuticals) †	24,993	322,355
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	14,472	341,840
Container Corporation of India Limited (Industrials, Transportation infrastructure)	33,617	309,824
Divi's Laboratories Limited (Health care, Life sciences tools & services) †	4,537	258,047
DLF Limited (Real estate, Real estate management & development)	22,967	90,768
Dr. Reddy's Laboratories Limited (Health care, Pharmaceuticals)	2,172	155,745
Gail India Limited (Utilities, Gas utilities)	123,790	261,362
Godrej Consumer Products Limited (Consumer staples, Personal products) †	13,095	152,691
Grasim Industries Limited (Industrials, Industrial conglomerates)	19,409	392,628
Havells India Limited (Industrials, Electrical equipment)	10,036	141,045
HCL Technologies Limited (Information technology, IT services)	30,881	401,793
HDFC Asset Management Company Limited (Financials, Capital markets) 144A	1,462	59,934
HDFC Life Insurance Company Limited (Financials, Insurance) †	17,417	160,832
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	3,399	140,363
Hindalco Industries Limited (Materials, Metals & mining)	32,000	171,281
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	93,782	363,322
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	35,284	1,237,795
ICICI Bank Limited (Financials, Banks) †	113,533	1,007,798
Indian Oil Corporation Limited (Energy, Oil, gas & consumable fuels)	201,695	305,845
Indus Towers Limited (Communication services, Diversified telecommunication services)	65,156	217,569
Info Edge India Limited (Communication services, Interactive media & services) †	1,191	73,354
Infosys Limited (Information technology, IT services)	80,351	1,558,438
Ipca Laboratories Limited (Health care, Pharmaceuticals)	3,339	93,442
ITC Limited (Consumer staples, Tobacco)	95,344	280,205
JSW Steel Limited (Materials, Metals & mining)	22,803	217,131
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  11

	Shares	Value
India: (continued)
Jubilant Foodworks Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,123	$ 91,452
Kotak Mahindra Bank Limited (Financials, Banks) †	5,510	136,966
Larsen & Toubro Infotech Limited (Information technology, IT services) 144A	4,787	259,724
Larsen & Toubro Limited (Industrials, Construction & engineering)	8,349	170,351
Lupin Limited (Health care, Pharmaceuticals)	12,569	209,748
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	13,033	152,175
Marico Limited (Consumer staples, Personal products)	59,955	389,851
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	1,773	170,588
Nestle India Limited (Consumer staples, Food products)	139	33,596
NTPC Limited (Utilities, Independent power & renewable electricity producers)	66,757	100,399
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	141,290	219,125
Petronet LNG Limited (Energy, Oil, gas & consumable fuels)	85,049	282,704
Power Grid Corporation of India Limited (Utilities, Electric utilities)	72,636	226,052
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	51,682	1,494,474
Shriram Transport Finance Company Limited (Financials, Consumer finance)	4,338	87,131
Siemens India Limited (Industrials, Industrial conglomerates)	2,932	82,453
State Bank of India (Financials, Banks)	59,908	349,024
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	12,106	111,923
Tata Consultancy Services Limited (Information technology, IT services)	25,022	1,085,815
Tata Motors Limited (Industrials, Automobiles) †	39,535	173,956
Tata Steel Limited (Materials, Metals & mining)	10,985	167,332
Tech Mahindra Limited (Information technology, IT services)	25,238	357,532
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	947	35,479
Ultra Tech Cement Limited (Materials, Construction materials)	2,243	204,306
UPL Limited (Materials, Chemicals)	2,968	33,256
Vedanta Limited (Materials, Metals & mining)	14,130	51,932
Wipro Limited (Information technology, IT services)	74,791	556,164
Yes Bank Limited (Financials, Banks) †	163,898	30,204
		18,118,147
Indonesia: 1.09%
Indah Kiat Pulp & Paper TBK (Materials, Paper & forest products)	168,900	99,023
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	1,050,200	86,016
PT Aneka Tambang Tbk (Materials, Metals & mining)	1,411,900	243,141
PT Astra International Tbk (Consumer discretionary, Automobiles)	140,300	50,581
PT Bank Central Asia Tbk (Financials, Banks)	140,600	312,007
PT Bank Mandiri Persero Tbk (Financials, Banks)	321,200	130,414
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	310,800	113,137
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,097,100	312,579
See accompanying notes to portfolio of investments

12  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Indonesia: (continued)
PT Charoen Pokphand Indonesia Tbk (Consumer staples, Food products)	63,500	$ 29,783
PT Gudang Garam Tbk (Consumer staples, Tobacco) †	14,000	32,244
PT Hanson International Tbk (Real estate, Real estate management & development) †	10,045,000	0
PT Kalbe Farma Tbk (Health care, Pharmaceuticals)	198,700	20,030
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	728,800	166,831
PT Unilever Indonesia Tbk (Consumer staples, Household products)	317,400	128,315
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	168,000	256,675
		1,980,776
Kuwait: 0.57%
Agility Company (Industrials, Transportation infrastructure)	55,677	170,931
Kuwait Finance House (Financials, Banks)	90,873	226,163
Mobile Telecommunications Company (Communication services, Wireless telecommunication services)	68,756	135,587
National Bank of Kuwait (Financials, Banks)	183,424	499,776
		1,032,457
Luxembourg: 0.13%
Allegro SA (Consumer discretionary, Internet & direct marketing retail) 144A†	7,290	115,998
Globant SA (Information technology, IT services) †	536	116,778
		232,776
Malaysia: 2.42%
AMMB Holdings Bhd (Financials, Banks)	238,033	166,424
Asiatic Development Bhd (Consumer staples, Food products)	40,600	79,265
CIMB Group Holdings Bhd (Financials, Banks)	46,700	49,146
Fraser & Neave Holdings Bhd (Consumer staples, Beverages)	18,200	118,354
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	41,300	91,922
Hong Leong Bank Bhd (Financials, Banks)	48,900	220,041
Hong Leong Financial Group Bhd (Financials, Banks)	40,067	172,927
IOI Corporation Bhd (Consumer staples, Food products)	134,300	133,536
Kossan Rubber Industries Bhd (Health care, Health care equipment & supplies)	286,000	284,374
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	15,000	80,779
Malayan Banking Bhd (Financials, Banks)	106,700	211,671
Nestle Malaysia Bhd (Consumer staples, Food products)	8,500	280,694
Petronas Chemicals Group Bhd (Materials, Chemicals)	24,600	48,444
Petronas Dagangan Bhd (Energy, Oil, gas & consumable fuels)	5,400	25,214
Petronas Gas Bhd (Utilities, Gas utilities)	1,800	7,055
PPB Group Bhd (Consumer staples, Food products)	33,700	151,807
Public Bank Bhd (Financials, Banks)	349,200	360,732
Ql Resources Bhd (Consumer staples, Food & staples retailing)	7,700	11,177
RHB Bank Bhd (Financials, Banks)	189,600	246,317
Sime Darby Bhd (Industrials, Industrial conglomerates)	626,400	345,516
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  13

	Shares	Value
Malaysia: (continued)
Supermax Corporation Bhd (Health care, Health care equipment & supplies)	439,953	$ 451,288
Telecom Malaysia Bhd (Communication services, Diversified telecommunication services)	216,300	324,437
Top Glove Corporation Bhd (Health care, Health care equipment & supplies)	201,850	248,558
Westports Holdings Bhd (Industrials, Transportation infrastructure)	268,000	278,795
		4,388,473
Mexico: 1.69%
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	714,623	548,220
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	188,600	221,097
Gruma SAB de CV Class B (Consumer staples, Food products)	10,940	117,820
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	12,415	130,832
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure) †	5,108	90,327
Grupo Bimbo SAB Series A (Consumer staples, Food products)	29,500	64,130
Grupo Financiero Banorte SAB de CV (Financials, Banks)	92,700	632,304
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	157,600	155,875
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	63,700	305,740
Kimberly-Clark de Mexico SAB de CV Class A (Consumer staples, Household products)	107,100	192,982
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	63,700	179,766
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	133,639	426,654
		3,065,747
Netherlands: 0.17%
X5 Retail Group NV (Consumer staples, Food & staples retailing)	2,602	77,985
Yandex NV (Communication services, Interactive media & services) †	3,477	236,248
		314,233
Peru: 0.29%
Credicorp Limited (Financials, Banks) †	2,332	320,580
Southern Copper Corporation (Materials, Metals & mining)	3,044	212,289
		532,869
Philippines: 0.91%
Bank of the Philippine Islands (Financials, Banks)	139,670	245,458
Energy Development Corporation (Utilities, Independent power & renewable electricity producers) ♦†	231,800	0
Globe Telecom Incorporated (Communication services, Wireless telecommunication services)	4,340	164,438
GT Capital Holdings Incorporated (Industrials, Industrial conglomerates)	13,653	168,529
See accompanying notes to portfolio of investments

14  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Philippines: (continued)
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	50,150	$ 153,606
Megaworld Corporation (Real estate, Real estate management & development)	2,517,467	164,855
Metro Pacific Investments Corporation (Financials, Diversified financial services)	3,384,100	278,247
Metropolitan Bank & Trust Company (Financials, Banks)	208,277	213,081
PLDT Incorporated (Communication services, Wireless telecommunication services)	6,430	177,574
Puregold Price Club Incorporated (Consumer staples, Food & staples retailing)	91,110	74,817
		1,640,605
Poland: 1.03%
Bank Pekao SA (Financials, Banks) †	4,462	115,904
Bank Zachodni WBK SA (Financials, Banks) †	1,227	90,544
Cyfrowy Polsat SA (Communication services, Media)	16,339	136,436
Dino Polska SA (Consumer staples, Food & staples retailing) 144A†	4,115	318,992
KGHM Polska Miedz SA (Materials, Metals & mining) †	6,257	345,314
Orange Polska SA (Communication services, Diversified telecommunication services) †	71,570	130,623
PKO Bank Polski SA (Financials, Banks) †	22,084	239,071
Polski Koncern Naftowy Orlen SA (Energy, Oil, gas & consumable fuels)	6,613	143,790
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, gas & consumable fuels)	186,684	334,828
		1,855,502
Russia: 1.82%
Gazprom PJSC (Energy, Oil, gas & consumable fuels)	143,160	513,104
Inter Rao Ues PJSC (Utilities, Electric utilities)	862,002	59,452
Lukoil PJSC (Energy, Oil, gas & consumable fuels)	8,850	719,470
MMC Norilsk Nickel PJSC (Materials, Metals & mining)	815	303,315
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	9,629	87,816
Moscow Exchange MICEX-RTS PJSC (Financials, Capital markets)	29,075	66,703
Novolipetsk Steel PJSC (Materials, Metals & mining)	28,410	102,264
Phosagro PJSC (Materials, Chemicals)	2,889	59,109
Polyus PJSC (Materials, Metals & mining)	86	18,624
Rosgosstrakh PJSC (Financials, Insurance)	9,149,167	28,740
Rosneft Oil Company PJSC (Energy, Oil, gas & consumable fuels)	17,010	121,779
Sberbank of Russia PJSC (Financials, Banks)	212,850	902,011
Severstal PJSC (Materials, Metals & mining)	4,920	118,128
Tatneft PJSC (Energy, Oil, gas & consumable fuels)	28,052	188,341
VTB Bank PJSC (Financials, Banks)	17,390,000	11,452
		3,300,308
South Africa: 3.98%
Absa Group Limited (Financials, Banks) †	35,917	372,221
African Rainbow Minerals Limited (Materials, Metals & mining)	16,897	321,271
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  15

	Shares	Value
South Africa: (continued)
Anglo American Platinum Limited (Materials, Metals & mining)	592	$ 74,637
Aspen Pharmacare Holdings Limited (Health care, Pharmaceuticals) †	16,957	201,854
Bid Corporation Limited (Consumer staples, Food & staples retailing) †	9,482	200,569
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	28,814	317,803
FirstRand Limited (Financials, Diversified financial services)	18,587	76,162
Impala Platinum Holdings Limited (Materials, Metals & mining)	22,638	390,955
Kumba Iron Ore Limited (Materials, Metals & mining)	7,682	342,565
MTN Group Limited (Communication services, Wireless telecommunication services) †	60,718	446,664
MultiChoice Group Limited (Communication services, Media)	10,006	99,260
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	8,510	1,874,605
Nedbank Group Limited (Financials, Banks) †	28,155	327,369
Northam Platinum Limited (Materials, Metals & mining) †	12,226	196,583
Old Mutual Limited (Financials, Insurance)	76,234	79,104
Rand Merchant Investment Holdings Limited (Financials, Insurance)	93,957	221,577
Sibanye Stillwater Limited (Materials, Metals & mining)	80,076	364,260
SPAR Group Limited (Consumer staples, Food & staples retailing)	2,520	34,697
Standard Bank Group Limited (Financials, Banks)	42,894	414,397
Tiger Brands Limited (Consumer staples, Food products)	14,060	230,133
Vodacom Group Limited (Communication services, Wireless telecommunication services)	35,981	344,895
Woolworths Holdings Limited (Consumer discretionary, Multiline retail) †	65,718	265,376
		7,196,957
South Korea: 12.49%
Alteogen Incorporated (Health care, Biotechnology) †	1,872	118,500
BGF Retail Company Limited (Consumer staples, Food & staples retailing)	1,141	183,125
Celltrion Healthcare Company Limited (Health care, Health care providers & services) †	1,870	202,040
Celltrion Incorporated (Health care, Pharmaceuticals) †	1,592	390,399
Cheil Worldwide Incorporated (Communication services, Media)	8,161	175,981
CJ Cheiljedang Corporation (Consumer staples, Food products)	770	326,213
CJ Corporation (Industrials, Industrial conglomerates)	3,020	296,503
CJ ENM Company Limited (Consumer discretionary, Internet & direct marketing retail)	1,993	279,838
CJ Korea Express Corporation (Industrials, Road & rail) †	875	133,372
Daelim Industrial Company Limited (Industrials, Construction & engineering)	1	75
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	649	19,639
Dongbu Insurance Company Limited (Financials, Insurance)	1,327	60,205
Doosan Bobcat Incorporated (Industrials, Machinery) †	1,082	49,089
See accompanying notes to portfolio of investments

16  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
South Korea: (continued)
E-MART Incorporated (Consumer staples, Food & staples retailing)	2,377	$ 332,477
Fila Korea Limited (Consumer discretionary, Textiles, apparel & luxury goods)	1,944	95,692
GS Engineering & Construction Corporation (Industrials, Construction & engineering)	4,690	186,709
GS Retail Company Limited (Consumer staples, Food & staples retailing)	569	19,004
Hana Financial Group Incorporated (Financials, Banks)	11,272	460,360
Hankook Tire Company Limited (Consumer discretionary, Auto components)	6,696	290,282
Hanwha Chem Corporation (Materials, Chemicals) †	3,467	140,663
Hanwha Corporation (Industrials, Industrial conglomerates)	9,510	270,728
Hyundai Engineering & Construction Company Limited (Industrials, Construction & engineering)	2,793	140,489
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	2,555	438,700
Hyundai Mobis Company (Consumer discretionary, Auto components)	1,315	328,367
Hyundai Motor Company (Consumer discretionary, Automobiles)	2,573	535,225
Industrial Bank of Korea (Financials, Banks)	10,094	98,198
Kakao Corporation (Communication services, Interactive media & services)	2,990	327,069
KB Financial Group Incorporated (Financials, Banks)	7,991	408,399
Kia Motors Corporation (Consumer discretionary, Automobiles)	6,497	493,406
Korea Gas Corporation (Utilities, Gas utilities) †	3,048	90,732
Korea Investment Holdings Company Limited (Financials, Capital markets)	840	78,705
Korean Air Lines Company Limited (Industrials, Airlines) †	2,539	72,279
KT&G Corporation (Consumer staples, Tobacco)	3,785	284,053
Kumho Petrochemical Company Limited (Materials, Chemicals)	379	79,348
LG Chem Limited (Materials, Chemicals)	644	480,416
LG Corporation (Industrials, Industrial conglomerates)	2,695	258,554
LG Display Company Limited (Information technology, Electronic equipment, instruments & components) †	6,799	142,649
LG Electronics Incorporated (Consumer discretionary, Household durables)	2,712	368,392
LG Household & Health Care Limited (Consumer staples, Personal products)	162	222,236
LG Household & Health Care Limited (Health care, Health care providers & services)	266	171,244
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	1,278	230,895
LG Uplus Corporation (Communication services, Diversified telecommunication services)	1,974	26,372
Lotte Chemical Corporation (Materials, Chemicals)	542	136,557
LX Holdings Corporation (Industrials, Industrial conglomerates) †	1,307	14,357
Mirae Asset Daewoo Company Limited (Financials, Capital markets)	36,575	323,348
Naver Corporation (Communication services, Interactive media & services)	2,264	726,721
NCSoft Corporation (Communication services, Entertainment)	318	242,927
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  17

	Shares	Value
South Korea: (continued)
NH Investment & Securities Company Limited (Financials, Capital markets)	17,808	$ 213,958
Ottogi Corporation (Consumer staples, Food products)	315	153,080
Pearl Abyss Corporation (Communication services, Entertainment) †	1,590	82,971
POSCO (Materials, Metals & mining)	1,317	421,563
S1 Corporation Incorporated (Industrials, Commercial services & supplies)	1,458	105,889
Samsung C&T Corporation (Industrials, Industrial conglomerates)	421	52,092
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	1,603	241,463
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	98,262	7,057,102
Samsung Engineering Company Limited (Industrials, Construction & engineering) †	16,953	293,368
Samsung Life Insurance Company Limited (Financials, Insurance)	405	30,213
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	913	523,913
Samsung SDS Company Limited (Information technology, Software)	1,215	197,725
Seegene Incorporated (Health care, Biotechnology)	1,684	103,127
Shinhan Financial Group Company Limited (Financials, Banks)	8,376	317,301
Shinsegae Company Limited (Consumer discretionary, Multiline retail)	152	42,930
Sillajen Incorporated (Health care, Biotechnology) ♦†	2,972	32,244
SK Chemicals Company Limited (Materials, Chemicals)	382	86,826
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	10,740	1,203,712
SK Innovation Company Limited (Energy, Oil, gas & consumable fuels) †	173	42,502
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	1,244	353,580
Soulbrain Company Limited (Materials, Chemicals)	1	33
Woori Financial Group Incorporated (Financials, Banks)	30,916	306,305
		22,612,429
Taiwan: 13.42%
Accton Technology Corporation (Information technology, Communications equipment)	15,000	158,433
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	199,000	228,121
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	78,000	310,701
Asia Cement Corporation (Materials, Construction materials)	14,500	26,344
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	21,000	296,372
AU Optronics Corporation (Industrials, Machinery) †	523,000	443,053
Cathay Financial Holding Company (Financials, Insurance)	147,000	294,101
Chailease Holding Company Limited (Financials, Diversified financial services)	20,585	155,461
Chicony Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	58,335	162,763
See accompanying notes to portfolio of investments

18  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Taiwan: (continued)
China Development Financial Holding Corporation (Financials, Insurance)	125,000	$ 55,424
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	114,000	101,300
China Steel Corporation (Materials, Metals & mining)	36,000	47,432
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	71,000	289,216
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	419,000	351,929
CTBC Financial Holding Company Limited (Financials, Banks)	430,000	356,518
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	37,000	388,800
E.SUN Financial Holding Company Limited (Financials, Banks)	13,093	11,988
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	8,667	202,768
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine) †	14,000	48,651
Far Eastern New Century Corporation (Industrials, Industrial conglomerates)	50,000	56,326
Feng Tay Enterprise Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	4,000	35,327
First Financial Holding Company Limited (Financials, Banks)	3,898	3,070
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	63,500	195,487
Formosa Plastics Corporation (Materials, Chemicals)	43,000	157,333
Fubon Financial Holding Company Limited (Financials, Insurance)	156,000	404,895
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	59,000	708,242
GlobalWafers Company Limited (Information technology, Semiconductors & semiconductor equipment)	4,000	115,211
Highwealth Construction Corporation (Real estate, Real estate management & development)	28,450	43,741
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	282,400	1,129,987
Innolux Display Corporation (Information technology, Electronic equipment, instruments & components)	508,000	408,370
Inventec Company Limited (Information technology, Technology hardware, storage & peripherals)	77,834	72,109
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	140,000	331,573
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	28,000	969,990
Mega Financial Holding Company Limited (Financials, Banks)	88,000	105,002
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	22,000	132,045
Nan Ya Plastics Corporation (Materials, Chemicals)	63,000	189,632
Nan Ya Printed Circuit Board Corporation (Information technology, Electronic equipment, instruments & components)	6,000	67,699
Nanya Technology Corporation (Information technology, Semiconductors & semiconductor equipment)	28,000	81,354
Nien Made Enterprise Company Limited (Consumer discretionary, Specialty retail)	6,000	88,246
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	21,000	382,293
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  19

	Shares	Value
Taiwan: (continued)
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	71,000	$ 187,351
Pharmally International Holding Company Limited (Health care, Pharmaceuticals) ♦†	2,064	4,211
Phison Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	17,000	285,882
Powertech Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	33,000	126,097
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	112,000	354,889
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	11,000	197,076
Sinopac Financial Holdings Company Limited (Financials, Banks)	51,400	24,921
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	208,000	440,136
Taishin Financial Holdings Company Limited (Financials, Banks)	311,381	165,004
Taiwan Cement Corporation (Materials, Construction materials)	65,843	120,101
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	513,000	10,910,762
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	37,000	139,381
Uni-President Enterprises Corporation (Consumer staples, Food products)	78,000	204,697
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	328,000	619,571
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	51,000	215,101
Wistron Corporation (Information technology, Technology hardware, storage & peripherals)	154,607	170,265
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	172,440	320,755
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	114,560	105,720
Zhen Ding Technology Holding (Information technology, Electronic equipment, instruments & components)	27,000	94,411
		24,293,638
Thailand: 2.65%
Charoen Pokphand Foods PCL (Consumer staples, Food products)	227,200	198,118
CP All PCL (Consumer staples, Food & staples retailing)	95,600	185,846
Delta Electronics Thailand PCL (Information technology, Electronic equipment, instruments & components)	30,300	531,341
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	6,100	33,965
Energy Absolute PCL (Utilities, Independent power & renewable electricity producers)	25,000	47,600
Home Product Center PCL (Consumer discretionary, Specialty retail)	220,900	97,549
Indorama Ventures PCL (Materials, Chemicals)	8,200	11,939
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	278,100	569,549
Kasikornbank PCL - Non-voting (Financials, Banks)	66,800	255,443
Kasikornbank PCL ADR (Financials, Banks)	5,125	77,746
See accompanying notes to portfolio of investments

20  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

	Shares	Value
Thailand: (continued)
Krung Thai Bank PCL (Financials, Banks)	446,600	$ 154,345
Krungthai Card PCL (Financials, Consumer finance)	62,600	146,734
Land & Houses PCL (Real estate, Real estate management & development)	989,867	253,406
Muangthai Leasing PCL (Financials, Consumer finance)	41,300	81,278
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	89,400	336,144
PTT Global Chemical PCL (Materials, Chemicals)	150,600	303,610
PTT PCL (Energy, Oil, gas & consumable fuels)	297,600	373,786
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	25,400	41,250
Siam Commercial Bank PCL (Financials, Banks)	109,400	357,082
Srisawad Power 1979 PCL (Financials, Diversified financial services)	39,840	95,935
Thai Union Group PCL (Consumer staples, Food products)	699,200	396,027
The Siam Cement PCL (Materials, Construction materials)	17,000	240,448
Total Access Communication PCL (Communication services, Wireless telecommunication services)	3,100	3,075
		4,792,216
Turkey: 0.63%
Akbank TAS (Financials, Banks)	185,926	112,653
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	1,426	10,696
Ford Otomotiv Sanayi AS (Consumer discretionary, Automobiles)	6,691	134,355
Haci Omer Sabanci Holding AS (Financials, Diversified financial services)	117,156	118,035
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial conglomerates)	62,898	58,230
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	128,613	236,934
Turkiye Garanti Bankasi AS (Financials, Banks)	126,732	118,066
Turkiye Is Bankasi Class C AS (Financials, Banks)	232,407	138,374
Yapi Ve Kredi Bankasi AS (Financials, Banks)	811,746	204,696
		1,132,039
Total Common stocks (Cost $135,225,577)		171,617,279

	Interest rate	Maturity date		Principal
Foreign corporate bonds and notes: 0.00%
India: 0.00%
Britannia Industries Limited (Consumer staples, Food products)	8.00%	8-28-2022	INR	229,650	3,309
Total Foreign corporate bonds and notes (Cost $3,235)					3,309

		Shares
Investment companies: 0.29%
Brazil: 0.07%
KLABIN SA †	0.00	25,400	127,641
Mexico: 0.22%
Cemex SAB Series CPO †	0.00	302,600	250,065
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  21

		Shares	Value
Mexico: 0.22% (continued)
Coca-Cola Femsa SAB de CV	0.00%	3,215	$ 15,713
Megacable Holdings CPO	0.00	34,900	130,888
			396,666
Total Investment companies (Cost $487,651)			524,307

	Dividend yield
Preferred stocks: 2.81%
Brazil: 2.23%
Banco Bradesco SA (Financials, Banks)	1.83	100,931	513,980
Bradespar SA (Financials, Banks)	3.38	23,600	316,617
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	2.35	60,600	499,176
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	1.93	178,806	470,027
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric utilities)	1.18	162,700	201,982
Gerdau SA (Materials, Metals & mining)	1.22	89,000	557,563
Itau Unibanco Holding SA (Financials, Banks)	0.10	82,570	469,434
Itaúsa SA (Financials, Banks)	0.37	254,061	531,355
Lojas Americanas SA (Consumer discretionary, Multiline retail)	1.05	19,500	75,019
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	2.72	79,700	412,745
			4,047,898
Chile: 0.07%
Embotelladora Andina SA Class B (Consumer staples, Beverages)	3.25	17,260	41,095
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	0.56	1,864	81,043
			122,138
South Korea: 0.51%
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	0.49	14,286	924,818
Total Preferred stocks (Cost $3,999,464)			5,094,854

Unknown Security Type: 0.00%
Unknown Country: 0.00%
CLP999999	0.00	6-1-2021	0	0
CNY999999	0.00	6-1-2021	0	0
MXN999999	0.00	6-1-2021	0	0
RUB999999	0.00	6-1-2021	0	0
Total Unknown Security Type (Cost $0)				0

See accompanying notes to portfolio of investments

22  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

		Yield	Shares	Value
Short-term investments: 1.56%
Investment companies: 1.56%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	2,823,584	$ 2,823,584
Unknown Industry Major: 0.00%
WELLS FARGO GOVT MM SELECT CLASS 3802		1.00	0	0
Total Short-term investments (Cost $2,823,584)				2,823,584
Total investments in securities (Cost $142,539,511)	99.46%			180,063,333
Other assets and liabilities, net	0.54			976,689
Total net assets	100.00%			$181,040,022

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
INR	Indian rupee
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$5,365,153	$18,905,374	$(21,446,943)	$0	$0	$2,823,584	1.56%	2,823,584	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	64	3-19-2021	$4,259,146	$4,354,880	$95,734	$0
MSCI Emerging Markets Index	0	6-18-2021	0	0	00	00
					$95,734	$0
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held

24  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  25

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$10,636	$0	$0	$10,636
Brazil	4,989,575	0	0	4,989,575
Chile	699,239	0	0	699,239
China	61,033,599	0	0	61,033,599
Colombia	226,001	0	0	226,001
Cyprus	191,399	0	0	191,399
Czech Republic	185,271	0	0	185,271
Egypt	17,700	0	0	17,700
Greece	454,644	0	0	454,644
Hong Kong	6,402,888	0	94,061	6,496,949
Hungary	823,094	0	0	823,094
India	18,117,733	414	0	18,118,147
Indonesia	1,980,776	0	0	1,980,776
Kuwait	725,939	306,518	0	1,032,457
Luxembourg	232,776	0	0	232,776
Malaysia	4,388,473	0	0	4,388,473
Mexico	3,065,747	0	0	3,065,747
Netherlands	314,233	0	0	314,233
Peru	532,869	0	0	532,869
Philippines	1,640,605	0	0	1,640,605
Poland	1,855,502	0	0	1,855,502
Russia	3,300,308	0	0	3,300,308
South Africa	7,196,957	0	0	7,196,957
South Korea	22,580,185	0	32,244	22,612,429
Taiwan	24,289,427	0	4,211	24,293,638
Thailand	4,792,216	0	0	4,792,216
Turkey	1,132,039	0	0	1,132,039
Foreign corporate bonds and notes	0	3,309	0	3,309
Investment companies	524,307	0	0	524,307
Preferred stocks
Brazil	4,047,898	0	0	4,047,898
Chile	122,138	0	0	122,138
South Korea	924,818	0	0	924,818
Short-term investments
Unknown Industry Major	0	0	0	0
Investment companies	2,823,584	0	0	2,823,584
	179,622,576	310,241	130,516	180,063,333
Futures contracts	95,734	0	0	95,734
Total assets	$179,718,310	$310,241	$130,516	$180,159,067
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $791,077 was segregated as cash collateral for open futures contracts.

26  |  Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio  |  27